Cost of Sales - Summary of Cost of Sales (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Cost Of Sales [Abstract]
Opening inventories	€ 63,909	€ 69,685	€ 84,227
Purchases of raw materials	161,625	105,643	122,728
Purchases of finished products	23,169	15,161	16,477
Labour costs	80,346	71,937	86,209
Depreciation and amortisation	7,895	10,144	11,709
Third party manufacturers costs	2,172	2,829	3,919
Other manufacturing costs	15,922	14,853	17,810
Government grants related to PPE	(1,252)	(1,192)	(1,463)
Closing inventories	(80,211)	(63,909)	(69,685)
Total	€ 273,575	€ 225,151	€ 271,931